Employee Stock Options - Summary of Stock Options Outstanding and Exercisable (Detail) - Employee Stock Option - USD ($) $ / shares in Billions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options, outstanding	738,534	738,534	792,534	703,034
Options Outstanding , Remaining Life (Years)	6 years 8 months 12 days	7 years	8 years	8 years 9 months 18 days
Options Outstanding , Exercise Price	$ 290.1	$ 290.0	$ 286.2	$ 300.4
Options Exercisable , Number of Options Exercisable	508,977	472,824	328,445
Options Exercisable , Exercise Price	$ 304.5	$ 305.6	$ 309.4
Options Exercisable , Intrinsic Value	$ 0	$ 0	$ 0